Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Other Current Assets [Abstract]
Inventories	$ 7,699	$ 8,616
Deferred mobilization expenses	101,783	76,986
Prepayments and advances	19,933	15,902
Insurance claims (Note 14)	23,729	435
Deferred financing costs	19,497	0
Other	15,798	9,032
Total	$ 188,439	$ 110,971